Offerings - Offering: 1	Jul. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	common units
Amount Registered | shares	11,000,000
Proposed Maximum Offering Price per Unit	69.35
Maximum Aggregate Offering Price	$ 762,850,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 105,349.59
Offering Note	(1) The Form S-8 registration statement to which this Exhibit 107.1 is attached (the "Registration Statement") registers 11,000,000 common units (the "Common Units"), of SunocoCorp LLC, a Texas limited liability company, that may be delivered with respect to awards under the SunocoCorp LLC Long-Term Incentive Plan (as amended from time to time, the "Plan"), which consist of Common Units reserved and available for delivery with respect to awards under the Plan and additional Common Units that may again become available for delivery with respect to awards under the Plan pursuant to the reallocation provisions of the Plan. (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement shall be deemed to cover an indeterminate number of additional Common Units that may become issuable as a result of stock splits, stock dividends or similar transactions. (3) The proposed maximum offering price per share and proposed maximum aggregate offering price for the Common Units covered by this Registration Statement have been estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act based upon the average of the high and low prices of a Common Unit as reported on the NYSE on July 10, 2026 (a date within five business days prior to the date of filing the Registration Statement), which was equal to $69.35.